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                      SUPPLEMENT DATED MAY 3, 1999 TO THE

                      PROSPECTUS DATED SEPTEMBER 28, 1998
                  VAN KAMPEN GLOBAL GOVERNMENT SECURITIES FUND

                      PROSPECTUS DATED SEPTEMBER 30, 1998
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EMERGING MARKETS DEBT FUND
                      VAN KAMPEN GLOBAL FIXED INCOME FUND
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND
                        VAN KAMPEN EUROPEAN EQUITY FUND
                       VAN KAMPEN AGGRESSIVE EQUITY FUND
                         VAN KAMPEN AMERICAN VALUE FUND
                             VAN KAMPEN VALUE FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                          VAN KAMPEN ASIAN GROWTH FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN GLOBAL EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                         VAN KAMPEN LATIN AMERICAN FUND
                   VAN KAMPEN HIGH YIELD & TOTAL RETURN FUND

                               PORTFOLIOS OF THE
                          VAN KAMPEN SERIES FUND, INC.

                           -------------------------

PURCHASE OF SHARES

     Effective May 3, 1999, the initial investment must be at least $1,000 for each class of shares, and subsequent investments must be at least $25 for each class of shares.

NET ASSET VALUE PURCHASE OPTIONS

     The sentence under item (2) has been deleted and replaced with the following: Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.
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VAN KAMPEN EUROPEAN EQUITY FUND

     PORTFOLIO MANAGER. Margaret Naylor and Alastair Anderson. Margaret Naylor is a Managing Director of MSDW Investment Management and Morgan Stanley. She has shared primary responsibility for managing the Fund's assets since April 1999. Prior to joining MSDW Investment Management in 1987, she spent three years at the Trade Policy Research Centre, an independent research unit. Ms. Naylor is a graduate of the University of York, Toronto, Canada. Alastair Anderson works with Margaret Naylor in managing the Portfolio's assets. Mr. Anderson joined the Subadviser in June 1994 and became a Vice President in December 1996. Prior to joining the Subadviser, he worked for Deloitte & Touche LLP. Mr. Anderson is a commerce graduate of the University of Cape Town, South Africa. Mr. Anderson has assisted in managing the Portfolio's assets since May 1998 and has shared primary responsibility for managing the Portfolios assets since January 1998.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     MS SPT 5992